Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Parenthetical) (Detail) (Fixed maturities, USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Equity [Line Items]
Net unrealized gains/losses on securities	$ (1,366.6)	$ 344.6
Valuation allowance on deferred tax assets
Equity [Line Items]
Net unrealized gains/losses on securities		$ 42.0